THE ADVISORS' INNER CIRCLE FUND

                        CAMBIAR INTERNATIONAL EQUITY FUND
                            CAMBIAR CONQUISTADOR FUND

                        SUPPLEMENT DATED JANUARY 26, 2006
                                     TO THE
            INVESTOR CLASS SHARES PROSPECTUS DATED SEPTEMBER 1, 2005
                       AS SUPPLEMENTED ON OCTOBER 1, 2005

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective Jannuary 31, 2006, the following information replaces the footnote to the "Annual Fund Operating Expenses (expenses that are deducted from fund assets)" table on pages 9 and 12 of the Prospectus.

       The adviser has voluntarily agreed to waive all or a portion of its fees and reimburse expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) in order to keep total annual operating expenses from exceeding 1.50%. The adviser may discontinue all or part of its waiver at any time.

Effective Jannuary 31, 2006, the following information replaces the table underneath the subheading "Investment Adviser" on page 26 of the Prospectus.

                                                 Opportunity     International     Conquistador
                                                    Fund          Equity Fund          Fund
       --------------------------------------- ---------------- ----------------- ----------------
       --------------------------------------- ---------------- ----------------- ----------------
       Contractual Management Fees                  1.00%            1.10%             1.15%
       --------------------------------------- ---------------- ----------------- ----------------
       --------------------------------------- ---------------- ----------------- ----------------
       Expense Limits - Investor Class              1.20%*           1.50%**           1.50%**
       --------------------------------------- ---------------- ----------------- ----------------
       --------------------------------------- ---------------- ----------------- ----------------
       Advisory Fees Paid During Most
           Recent Fiscal Year                       0.87%            1.09%              0%
       --------------------------------------- ---------------- ----------------- ----------------
       *  Prior to May 1, 2005, the expense limit for the Cambiar Opportunity Fund was 1.50%
       ** Prior to January 31, 2006, the expense limit for the Cambiar International Equity Fund and Conquistador Fund was 1.85%



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.



                                                                CMB-SK-007-0100

                         THE ADVISORS' INNER CIRCLE FUND

                            CAMBIAR CONQUISTADOR FUND

                        SUPPLEMENT DATED JANUARY 26, 2006
                                     TO THE
            INVESTOR CLASS SHARES PROSPECTUS DATED SEPTEMBER 1, 2005
                       AS SUPPLEMENTED ON OCTOBER 1, 2005

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective Jannuary 31, 2006, the following paragraph replaces the paragraph underneath the subheading "Minimum Investments" on page 14 of the Prospectus.

        You can open an account with the Opportunity Fund and International Equity Fund with a minimum initial investment of $2,500 ($500 for individual retirement accounts (IRAs) and $250 for Spousal IRAs). For the Conquistador Fund, you can open an account with a minimum initial investment of $10,000 ($2,500 for IRAs and $1,250 for Spousal IRAs). To meet the Conquistador Fund's minimum account requirements for IRAs, you will generally need to rollover assets from an existing IRA account. You can buy additional shares for as little as $100. The adviser reserves the right to waive the minimum initial investment in its sole discretion.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.




                                                                CMB-SK-008-0100